Stock Incentive Plan (Details) - Schedule of stock options outstanding and exercisable - SoundHound, Inc. [Member]	12 Months Ended
Dec. 31, 2019 shares
Options Outstanding [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Shares Outstanding	4,276,480
Weighted Average Remaining Contractual Life (Years)	6 years 5 months 8 days
Options Exercisable [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Shares Outstanding	2,754,142
Weighted Average Remaining Contractual Life (Years)	5 years 25 days
$0.25 – $4.32 [Member] | Options Outstanding [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Shares Outstanding	835,624
Weighted Average Remaining Contractual Life (Years)	1 year 9 months 25 days
$0.25 – $4.32 [Member] | Options Exercisable [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Shares Outstanding	835,624
Weighted Average Remaining Contractual Life (Years)	1 year 9 months 25 days
$4.33 – $9.87 [Member] | Options Outstanding [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Shares Outstanding	702,648
Weighted Average Remaining Contractual Life (Years)	4 years 10 months 2 days
$4.33 – $9.87 [Member] | Options Exercisable [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Shares Outstanding	702,648
Weighted Average Remaining Contractual Life (Years)	4 years 10 months 2 days
$9.88 – $13.34 [Member] | Options Outstanding [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Shares Outstanding	1,144,875
Weighted Average Remaining Contractual Life (Years)	7 years 1 month 9 days
$9.88 – $13.34 [Member] | Options Exercisable [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Shares Outstanding	915,911
Weighted Average Remaining Contractual Life (Years)	7 years 25 days
$13.35 – $15.34 [Member] | Options Outstanding [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Shares Outstanding	727,833
Weighted Average Remaining Contractual Life (Years)	8 years 6 months 21 days
$13.35 – $15.34 [Member] | Options Exercisable [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Shares Outstanding	280,292
Weighted Average Remaining Contractual Life (Years)	8 years 6 months 14 days
$15.35 – $16.10 [Member] | Options Outstanding [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Shares Outstanding	865,500
Weighted Average Remaining Contractual Life (Years)	9 years 6 months 14 days
$15.35 – $16.10 [Member] | Options Exercisable [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Shares Outstanding	19,667
Weighted Average Remaining Contractual Life (Years)	9 years 10 days